Equity - Part-2 (Details) ₪ in Thousands					1 Months Ended	12 Months Ended
	Jan. 01, 2026 USD ($) shares	Dec. 31, 2025 USD ($)	Jan. 25, 2024 USD ($) shares	Sep. 15, 2022	Jan. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Mar. 11, 2026 shares	Feb. 13, 2026 shares	Dec. 30, 2025 shares	Dec. 03, 2025 shares	Jul. 28, 2025 shares	Jun. 06, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2023 ILS (₪) shares
Equity [Line Items]
Preferred shares stated value
Preferred shares voting rights description						The preferred shares are not registered for trading and have no voting rights.	The preferred shares are not registered for trading and have no voting rights.
Ordinary shares issued for warrants exercised | shares			25,397										207,641	127,779	90,225
Income from change in fair value of warrants' liability						$ (10,000)		$ (4,109,000)
Warrants’ liability								10,000
Options exercisable period				10 years
Vesting period		1 year 4 months 24 days
Amounts due								300,000
Options exercised								202,650
Bonus payment								158,000
Unrecognized Sharebased Compensation Expense		$ 1,782,000				$ 1,782,000
Black - Scholes [Member]
Equity [Line Items]
Warrants liabilities fair value																	$ 1,649,000
Reclassification of warrants to equity fair value																$ 481,000	$ 225,000
Income from change in fair value of warrants' liability								$ 1,419,000
Warrants’ liability			$ 3,176,000
Warrants issuance cost			$ 473,000
Change in financial income fair value																$ 2,695,000
RS [Member]
Equity [Line Items]
Shares granted | shares						4,954	4,954
Fully vested compensation, value						$ 390,000
Share Options [Member]
Equity [Line Items]
Shares granted | shares						412	412
Fully vested compensation, value						$ 32,000
Employees and Service Providers [Member] | RSUs [Member]
Equity [Line Items]
Shares granted | shares									223	223
Salary exchanged for issuance of restricted shares									$ 94,000	₪ 346
Vesting period									12 months	12 months
Employees and Service Providers [Member] | RS [Member]
Equity [Line Items]
Fully vested compensation | shares									1,352	1,352
Share based compensation, estimated value of bonuses									$ 649,000	₪ 2,328
Employees and Service Providers [Member] | Bonuses [Member]
Equity [Line Items]
Fully vested compensation | shares								6,343
Share based compensation, estimated value of bonuses								$ 482,000
Service Providers [Member] | RS [Member]
Equity [Line Items]
Shares granted | shares								3,304	285	285
Fees exchanged for issuance of restricted shares									$ 134,000	₪ 494
Subsequent Event [Member]
Equity [Line Items]
Ordinary shares issued for warrants exercised | shares											343,407	343,407
Preferred Shares [Member]
Equity [Line Items]
Accumulated preferred dividend						$ 68,000
Preferred shares converted to ordinary shares | shares						(792)	(792)
Preferred Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Preferred shares stated value	$ 3,791,000
Preferred shares converted to ordinary shares | shares	1,861,035
Series 3 Warrants [Member]
Equity [Line Items]
Percentage of holders exercised their warrants									94.00%	94.00%
Ordinary shares issued for warrants exercised | shares									537									537
Consideration for ordinary shares on exercise of warrants									$ 72,000									₪ 241
Incremental change in value of warrants						$ 92,000	₪ 341
Officers [Member] | RS [Member]
Equity [Line Items]
Shares granted | shares					1,737
Fully vested compensation, value					$ 137,000
Officers [Member] | Share Options [Member]
Equity [Line Items]
Shares granted | shares					2,081
Fully vested compensation, value					$ 163,000